UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              June 30, 2005
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             08/03/05
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         120
                                             -------------------------

Form 13F Information Table Value Total:      $  378,519
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
21st Century Ins Group                  COM        90130N103    3084      207785   SH          SOLE              207785
ABM Industries Inc                      COM        000957100    2837      145500   SH          SOLE              145500
Adaptec Inc                             COM        00651F108    1702      438580   SH          SOLE              438580
Alcoa Inc                               COM        013817101    4627      177066   SH          SOLE              177066
Allied Capital Inc                      COM        01903Q108    6171      211996   SH          SOLE              211996
Alltel Corp                             COM        020039103     324        5210   SH          SOLE                5210
Altria                                  COM        02209S103     349        5393   SH          SOLE                5393
American Axle & Mfg                     COM        024061103    3717      147080   SH          SOLE              147080
American Italian Pasta                  COM        027070101    1298       61750   SH          SOLE               61750
Anheuser-Busch Cos Inc                  COM        035229103     319        6980   SH          SOLE                6980
Apogee Enterprises                      COM        037598109    2570      167200   SH          SOLE              167200
Apria Healthcare Group Inc              COM        037933108    4078      117735   SH          SOLE              117735
Arkansas Best Corp                      COM        040790107    2526       79415   SH          SOLE               79415
Armor Holdings Inc                      COM        042260109    2856       72095   SH          SOLE               72095
Arvinmeritor Inc                        COM        043353101    3473      195235   SH          SOLE              195235
Ashland Inc                             COM        044204105    7841      109099   SH          SOLE              109099
Bank of America                         COM        060505104    5313      116479   SH          SOLE              116479
Bank of New York                        COM        064057102    3652      126887   SH          SOLE              126887
BB&T Corp                               COM        054937107     680       17018   SH          SOLE               17018
Bear Stearns                            COM        073902108    5378       51745   SH          SOLE               51745
Beazer Homes USA Inc                    COM        07556Q105    3790       66308   SH          SOLE               66308
Blyth Inc                               COM        09643P108    2979      106198   SH          SOLE              106198
Boston Scientific Corp                  COM        101137107    2875      106485   SH          SOLE              106485
Briggs & Stratton Corp                  COM        109043109    4984      143960   SH          SOLE              143960
Brush Engineered Materials              COM        117421107    1584      111110   SH          SOLE              111110
Cabot Corp                              COM        127055101    2863       86760   SH          SOLE               86760
Cigna Corp                              COM        125509109    8837       82563   SH          SOLE               82563
Citigroup Inc                           COM        172967101     359        7763   SH          SOLE                7763
Clark Inc                               COM        181457102    2657      185400   SH          SOLE              185400
Coca Cola Co                            COM        191216100     227        5440   SH          SOLE                5440
Comerica Inc                            COM        200340107    4832       83590   SH          SOLE               83590
Computer Associates Intl                COM        204912109     267        9700   SH          SOLE                9700
Continental Res Inc                     COM        212013205       0       37500   SH          SOLE               37500
Convergys Corp                          COM        212485106    3793      266706   SH          SOLE              266706
Countrywide Financial Corp              COM        222372104    5229      135442   SH          SOLE              135442
Crane Co                                COM        224399105    2661      101181   SH          SOLE              101181
CTS Corp                                COM        126501105    3411      277570   SH          SOLE              277570
Curtiss Wright                          COM        231561101    2011       37275   SH          SOLE               37275
Diebold Inc                             COM        253651103    4411       97790   SH          SOLE               97790
Donnelley & Sons Co                     COM        257867101    6370      184575   SH          SOLE              184575
DTE Energy Co                           COM        233331107    5520      118026   SH          SOLE              118026
Eaton Corp                              COM        278058102    3539       59085   SH          SOLE               59085
Elkcorp                                 COM        287456107    3253      113926   SH          SOLE              113926
Everest Re Group LTD                    COM        G3223R108    6313       67886   SH          SOLE               67886
Exxon Mobile Corp                       COM        30231G102    1014       17637   SH          SOLE               17637
Federal National Mortgage Assn          COM        313586109    2590       44347   SH          SOLE               44347
FirstEnergy Corp                        COM        337932107    7138      148364   SH          SOLE              148364
FirstMerit Corp                         COM        337915102    3232      123802   SH          SOLE              123802
G B & T Bancshares Inc                  COM        361462104     514       21615   SH          SOLE               21615
General Electric Co                     COM        369604103     498       14363   SH          SOLE               14363
Goodrich Corp                           COM        382388106    6470      157970   SH          SOLE              157970
H&R Block                               COM        093671105    1461       25030   SH          SOLE               25030
HCC Ins Hldgs Inc                       COM        404132102    3436       90725   SH          SOLE               90725
Headwaters Inc                          COM        42210P102    5223      151925   SH          SOLE              151925
Health Mgmt Assoc Inc                   COM        421933102     203        7750   SH          SOLE                7750
Helen of Troy Ltd                       COM        G4388N106    1817       71385   SH          SOLE               71385
Hewlett Packard                         COM        428236103     295       12557   SH          SOLE               12557
Home Depot                              COM        437076102     351        9025   SH          SOLE                9025
Hudson United Bancorp                   COM        444165104    2804       77660   SH          SOLE               77660
International Game Technolog            COM        459902102     433       15380   SH          SOLE               15380
Ishares Inc                       MSCI EMU INDEX   464286608     460        6460   SH          SOLE                6460
Ishares Inc                         MSCI JAPAN     464286848     319       31485   SH          SOLE               31485
John H Harland Co                       COM        412693103    2675       70395   SH          SOLE               70395
Johnson Controls Inc                    COM        478366107    5931      105284   SH          SOLE              105284
Jones Apparel Group Inc                 COM        480074103    4644      149622   SH          SOLE              149622
K2 Inc                                  COM        482732104    3319      261770   SH          SOLE              261770
Kellwood Co                             COM        488044108    2824      104965   SH          SOLE              104965
King Pharmaceuticals Inc                COM        495582108    2062      197875   SH          SOLE              197875
Koninklijke Philips Electronic          COM        500472303    3725      147874   SH          SOLE              147874
Lafarge Corp                            COM        505862102    3810       61013   SH          SOLE               61013
Libbey Inc                              COM        529898108    1837      116195   SH          SOLE              116195
LSI Logic Corp                          COM        502161102    7129      839745   SH          SOLE              839745
Main Street Bank Inc                    COM        56034R102     309       12120   SH          SOLE               12120
Manitowoc Inc                           COM        563571108    4638      113062   SH          SOLE              113062
Marsh & McLennan                        COM        571748102     785       28330   SH          SOLE               28330
MBNA Corp                               COM        55262L100    5556      212381   SH          SOLE              212381
McKesson Inc                            COM        58155Q103    5977      133452   SH          SOLE              133452
MGM Mirage                              COM        552953101     206        5200   SH          SOLE                5200
Microsoft Corp                          COM        594918104     205        8240   SH          SOLE                8240
Oakley Inc                              COM        673662102     894       52475   SH          SOLE               52475
Odyssey Healthcare Inc                  COM        67611V101    4701      326005   SH          SOLE              326005
Office Depot Inc                        COM        676220106    2647      115875   SH          SOLE              115875
Orbotech Ltd                            COM        M75253100    3921      182460   SH          SOLE              182460
Owens Illinois Inc                    COM NEW      690768403    4417      176326   SH          SOLE              176326
Pfizer Inc                              COM        717081103    5418      196455   SH          SOLE              196455
Plantronics Inc                         COM        727493108    2175       59830   SH          SOLE               59830
Polaris Industries Inc                  COM        731068102    4211       77990   SH          SOLE               77990
PPG Industries                          COM        693506107    5673       90398   SH          SOLE               90398
Quest Diagnostics Inc                   COM        74834L100    2902       54484   SH          SOLE               54484
Regions Financial                       COM        758940100     855       25238   SH          SOLE               25238
Regis Corp                              COM        758932107    2857       73095   SH          SOLE               73095
Reinsurance Group Amer Inc              COM        759351109    3539       76090   SH          SOLE               76090
Royal Bank of Canada                    COM        780087102     295        4755   SH          SOLE                4755
Ruby Tuesday Inc                        COM        781182100    1918       74050   SH          SOLE               74050
Safeway Inc                             COM        786514208    4642      205480   SH          SOLE              205480
Sara Lee Corp                           COM        803111103    5205      262752   SH          SOLE              262752
Smithfield Foods Inc                    COM        832248108    4672      171335   SH          SOLE              171335
Sovereign Bancorp Inc                   COM        845905108     134        6000   SH          SOLE                6000
SPDR Tr                              UNIT SR 1     78462F103     274        2300   SH          SOLE                2300
St Paul Travelers                       COM        792860108    4998      126432   SH          SOLE              126432
Standex International Corp              COM        854231107    3902      137349   SH          SOLE              137349
Stewart Enterprises                     COM        860370105      98       15140   SH          SOLE               15140
Streettracks Ser Tr                WILSHIRE REIT   86330E604    1102        5600   SH          SOLE                5600
Sungard Data Systems Inc                COM        867363103     239        6785   SH          SOLE                6785
Suntrust Banks Inc                      COM        867914103     739       10235   SH          SOLE               10235
Superior Industries Intl                COM        868168105    1773       74820   SH          SOLE               74820
TBC Corp                                COM        872183108    2548       93929   SH          SOLE               93929
Telefonos de Mexico SA            SPON ADR ORD L   879403780    5532      292866   SH          SOLE              292866
Timken Co                               COM        887389104    2311      100050   SH          SOLE              100050
Tyco International Ltd                  COM        902124106    4845      165910   SH          SOLE              165910
Unitedhealth Group                      COM        91324P102    7083      135853   SH          SOLE              135853
Universal Corp                          COM        913456109    2421       55300   SH          SOLE               55300
US Bancorp                              COM        902973304    5989      205096   SH          SOLE              205096
UTStarCom Inc                           COM        918076100    3201      427306   SH          SOLE              427306
VF Corp                                 COM        918204108    6368      111287   SH          SOLE              111287
Wachovia Corp New                       COM        929903102    8589      173157   SH          SOLE              173157
Washington Federal Inc                  COM        938824109    3840      163281   SH          SOLE              163281
Washington Mutual Inc                   COM        939322103    4478      110043   SH          SOLE              110043
Webster Financial Corp                  COM        947890109    3006       64380   SH          SOLE               64380
Wyeth                                   COM        983024100    4657      104655   SH          SOLE              104655

REPORT SUMMARY           120 DATA RECORDS         $378,519             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


